Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Fees	Total Payments
Total	$ 140,000	$ 140,000
AUSTRALIA | Department Of Industry, Tourism and Trade [Member]
Total	$ 140,000	$ 140,000